Financial instruments and risk management - Maximum credit exposure (Details) (CAD) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Unbilled revenue	56,183	86,859
Maximum exposure to credit risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Trade accounts receivables	93,451	213,051
Other receivables	7,018	1,078
Total accounts receivable	100,469	214,129
Unbilled revenue	56,183	86,859